Other payables and Accrued Expenses - Summary of Other payables and Accrued Expenses (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Other Payables and Accrued Expenses [Abstract]
Employees & related institutions	$ 4,973	$ 1,378
Vacation and convalescence	1,246	659
Accrued expenses and other	1,819	554
Government institutions	367	64
Total	$ 8,405	$ 2,655